Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
December 31, 2024
Z15-NPRT3-0325
1.9884235.107
Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	109,214	1,055,006
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	78,169	576,109
Fidelity Series Corporate Bond Fund (a)	81,082	745,144
Fidelity Series Emerging Markets Debt Fund (a)	7,059	55,767
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,841	15,741
Fidelity Series Floating Rate High Income Fund (a)	1,159	10,432
Fidelity Series Government Bond Index Fund (a)	131,435	1,184,233
Fidelity Series High Income Fund (a)	1,215	10,460
Fidelity Series International Credit Fund (a)	8	64
Fidelity Series International Developed Markets Bond Index Fund (a)	59,535	516,761
Fidelity Series Investment Grade Bond Fund (a)	114,970	1,135,907
Fidelity Series Investment Grade Securitized Fund (a)	81,820	718,383
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,958	275,897
Fidelity Series Real Estate Income Fund (a)	1,061	10,416
TOTAL BOND FUNDS (Cost $6,608,304)		6,310,320

Domestic Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	22,662	449,615
Fidelity Series Commodity Strategy Fund (a)	276	23,762
Fidelity Series Large Cap Growth Index Fund (a)	11,461	291,109
Fidelity Series Large Cap Stock Fund (a)	11,567	265,460
Fidelity Series Large Cap Value Index Fund (a)	33,982	554,243
Fidelity Series Small Cap Core Fund (a)	11,912	145,450
Fidelity Series Small Cap Opportunities Fund (a)	4,256	62,271
Fidelity Series Value Discovery Fund (a)	12,598	195,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,507,582)		1,987,173

International Equity Funds - 19.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,959	124,796
Fidelity Series Emerging Markets Fund (a)	17,029	147,813
Fidelity Series Emerging Markets Opportunities Fund (a)	32,343	592,520
Fidelity Series International Growth Fund (a)	16,207	282,483
Fidelity Series International Index Fund (a)	9,140	108,311
Fidelity Series International Small Cap Fund (a)	9,339	151,293
Fidelity Series International Value Fund (a)	23,849	284,278
Fidelity Series Overseas Fund (a)	21,039	282,770
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,751,150)		1,974,264

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	934	9,323
Fidelity Series Treasury Bill Index Fund (a)	4,788	47,643
TOTAL SHORT-TERM FUNDS (Cost $56,608)		56,966

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $17,756)	4.58	17,756	17,756

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,941,400)	10,346,479
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	10,346,479

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,027,379	221,027	204,280	28,853	(4,202)	15,082	1,055,006	109,214
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	605,235	88,642	98,595	19,360	(13,165)	(6,008)	576,109	78,169
Fidelity Series Blue Chip Growth Fund	479,985	110,712	185,298	40,690	29,345	14,871	449,615	22,662
Fidelity Series Canada Fund	125,778	22,070	26,093	3,676	998	2,043	124,796	7,959
Fidelity Series Commodity Strategy Fund	77,520	25,772	75,837	2,847	(48,486)	44,793	23,762	276
Fidelity Series Corporate Bond Fund	820,230	90,185	161,543	25,755	(2,038)	(1,690)	745,144	81,082
Fidelity Series Emerging Markets Debt Fund	57,256	5,812	7,512	2,310	47	164	55,767	7,059
Fidelity Series Emerging Markets Debt Local Currency Fund	18,410	1,292	3,171	738	80	(870)	15,741	1,841
Fidelity Series Emerging Markets Fund	146,786	39,586	36,637	4,020	127	(2,049)	147,813	17,029
Fidelity Series Emerging Markets Opportunities Fund	589,145	151,702	162,207	12,052	3,192	10,688	592,520	32,343
Fidelity Series Floating Rate High Income Fund	11,016	1,511	2,039	724	4	(60)	10,432	1,159
Fidelity Series Government Bond Index Fund	1,199,329	176,249	179,419	29,780	(4,838)	(7,088)	1,184,233	131,435
Fidelity Series Government Money Market Fund	20,404	13,022	15,670	522	-	-	17,756	17,756
Fidelity Series High Income Fund	59,206	5,237	55,444	2,561	1,163	298	10,460	1,215
Fidelity Series International Credit Fund	60	3	-	3	-	1	64	8
Fidelity Series International Developed Markets Bond Index Fund	437,723	146,989	62,521	16,765	(995)	(4,435)	516,761	59,535
Fidelity Series International Growth Fund	315,521	62,344	76,377	11,526	6,140	(25,145)	282,483	16,207
Fidelity Series International Index Fund	119,466	20,841	26,401	3,152	1,285	(6,880)	108,311	9,140
Fidelity Series International Small Cap Fund	163,296	30,693	31,543	14,100	1,923	(13,076)	151,293	9,339
Fidelity Series International Value Fund	317,056	59,483	76,980	12,629	6,534	(21,815)	284,278	23,849
Fidelity Series Investment Grade Bond Fund	1,207,057	143,176	204,561	37,591	(4,640)	(5,125)	1,135,907	114,970
Fidelity Series Investment Grade Securitized Fund	796,110	85,350	156,271	25,549	(4,901)	(1,905)	718,383	81,820
Fidelity Series Large Cap Growth Index Fund	304,264	50,036	113,569	1,702	17,806	32,572	291,109	11,461
Fidelity Series Large Cap Stock Fund	322,186	50,220	122,161	20,336	18,138	(2,923)	265,460	11,567
Fidelity Series Large Cap Value Index Fund	575,927	121,892	153,746	16,022	8,469	1,701	554,243	33,982
Fidelity Series Long-Term Treasury Bond Index Fund	396,858	40,362	143,185	8,457	(25,359)	7,221	275,897	51,958
Fidelity Series Overseas Fund	316,274	51,291	71,374	6,214	6,123	(19,544)	282,770	21,039
Fidelity Series Real Estate Income Fund	10,660	1,066	1,456	540	(97)	243	10,416	1,061
Fidelity Series Short-Term Credit Fund	10,493	780	2,068	295	26	92	9,323	934
Fidelity Series Small Cap Core Fund	5,196	152,774	16,650	1,500	279	3,851	145,450	11,912
Fidelity Series Small Cap Opportunities Fund	142,503	14,197	91,112	6,399	16,278	(19,595)	62,271	4,256
Fidelity Series Treasury Bill Index Fund	54,609	46,245	53,275	1,420	(8)	72	47,643	4,788
Fidelity Series Value Discovery Fund	212,740	47,150	60,737	7,562	1,932	(5,822)	195,263	12,598
	10,945,678	2,077,711	2,677,732	365,650	11,160	(10,338)	10,346,479	989,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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